Boston Common ESG Impact International Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 97.8%
Communication Services - 4.2%
966,835	Deutsche Telekom AG	$19,229,713

Consumer Discretionary - 11.2%
38,001	Adidas AG	6,750,183
50,375	Alibaba Group Holding Ltd. - ADR [1]	5,726,630
1,302,415	Barratt Developments PLC	7,285,273
190,860	Burberry Group PLC	3,828,935
43,200	Shimano, Inc.	7,277,337
79,550	Sony Group Corp.	6,487,842
324,860	Valeo SA	6,330,238
178,540	Yamaha Corp.	7,360,301
		51,046,739
Consumer Staples - 10.7%
318,541	Essity AB - Class A	8,326,841
90,266	Kerry Group PLC - Class A	8,632,360
425,240	Koninklijke Ahold Delhaize NV	11,068,627
185,500	Shiseido Company Ltd.	7,476,983
297,485	Unilever NV - ADR	13,633,738
		49,138,549
Financials - 20.1%
758,426	AIA Group Ltd.	8,286,995
536,585	AXA SA	12,256,481
1,136,774	ING Groep NV	11,199,097
16,436,850	Lloyds Banking Group PLC	8,456,867
85,182	Macquarie Group Ltd.	9,698,481
734,300	ORIX Corp.	12,306,758
1,449,470	Oversea-Chinese Banking Corp Ltd.	11,890,070
16,881,406	PT Bank Rakyat Indonesia (Persero) Tbk.	4,714,399
303,904	Sampo Oyj - Class A	13,281,008
		92,090,156
Health Care - 16.5%
51,260	AstraZeneca PLC	6,762,313
39,050	BioNTech SE - ADR	5,822,355
131,357	Dechra Pharmaceuticals PLC	5,538,710
92,200	Eisai Company Ltd.	3,898,226
98,800	Hoya Corp.	8,455,594
211,126	Koninklijke Philips NV	4,528,362
155,630	Novartis AG - ADR	13,155,404
58,187	Novo Nordisk A/S - Class B	6,453,078
398,973	Roche Holding Ltd. - ADR	16,641,164
13,620	Sartorius Stedim Biotech	4,297,371
		75,552,577
Industrials - 15.6%
363,988	Assa Abloy AB - Class B	7,767,521
565,180	Atlas Copco AB - Class B	4,735,602
55,800	Daikin Industries	8,959,200
1	Ferguson PLC	112
74,570	KION Group AG	3,121,679
208,700	Kurita Water Industries Ltd.	7,554,605
183,380	Prysmian SpA	5,038,005
188,094	Recruit Holdings Company Ltd.	5,539,452
92,038	Schneider Electric SE	10,966,886
41,646	Spirax-Sarco Engineering PLC	5,022,870
232,645	Vestas Wind Systems A/S	4,946,498
488,330	Volvo AB - Class B	7,598,117
		71,250,547
Information Technology - 7.9%
275,378	Infineon Technologies AG	6,698,742
84,813	SAP SE - ADR	7,694,235
67,983	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,557,610
202,900	TDK Corp.	6,273,319
127,538	Worldline SA [1]	4,757,110
3,414,000	Xinyi Solar Holdings Ltd.	5,290,168
		36,271,184
Materials - 5.0%
85,440	Croda International PLC	6,753,350
1,709,049	DS Smith PLC	5,788,246
13,505	LG Chem Ltd.	5,365,293
136,002	Umicore SA	4,767,439
		22,674,328
Real Estate - 3.5%
2,480,000	Hang Lung Properties Ltd.	4,719,001
5,577,250	Mirvac Group - REIT	7,623,507
120,761	Vonovia SE	3,736,418
		16,078,926
Utilities - 3.1%
69,966	Orsted A/S	7,369,093
342,140	SSE PLC	6,752,250
		14,121,343

TOTAL COMMON STOCKS (Cost $497,641,890)		447,454,062

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
7,724,602	First American Treasury Obligations Fund - Class X, 1.314% [2]	7,724,602

TOTAL SHORT-TERM INVESTMENTS (Cost $7,724,602)		7,724,602

TOTAL INVESTMENTS - 99.5% (Cost $505,366,492)		455,178,664
Other Assets in Excess of Liabilities - 0.5%		2,118,629
NET ASSETS - 100.0%		$457,297,293

ADR	American Depositary Receipt
REIT	Real Estate Invesmtent Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of June 30, 2022.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has  been licensed for use by U.S. Bancorp Fund Service, LLC.

Country Allocation at June 30,2022 (Unaudited)

Country	% of Net Assets [1]
Japan	17.8%
United Kingdom	15.3%
Germany	11.6%
France	8.4%
Switzerland	6.5%
Sweden	6.2%
Netherlands	5.9%
Denmark	4.1%
Australia	3.8%
Finland	2.9%
Hong Kong	2.8%
Singapore	2.6%
China	2.4%
Ireland	1.9%
Taiwan	1.2%
Republic of Korea	1.2%
Italy	1.1%
Belgium	1.1%
Indonesia	1.0%

[1] Excludes short-term investments and other assets in excess of liabilities.

Boston Common ESG Impact International Fund
Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Boston Common ESG Impact International Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$-	$19,229,713	$-	$19,229,713
Consumer Discretionary	5,726,630	45,320,109	-	51,046,739
Consumer Staples	13,633,738	35,504,811	-	49,138,549
Financials	-	92,090,156	-	92,090,156
Health Care	35,618,923	39,933,654	-	75,552,577
Industrials	-	71,250,547	-	71,250,547
Information Technology	13,251,846	23,019,338	-	36,271,184
Materials	-	22,674,328	-	22,674,328
Real Estate	-	16,078,926	-	16,078,926
Utilities	-	14,121,343	-	14,121,343
Total Common Stocks	68,231,137	379,222,925	-	447,454,062
Short-Term Investments	7,724,602	-	-	7,724,602
Total Investments in Securities	$75,955,739	$379,222,925	$-	$455,178,664